STOCKHOLDERS' EQUITY DEFICIT - Summary of Common Stock Issued and Reserved for Issuance (Details) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Common stock, shares issued (in shares)	202,757,012	199,463,645	140,449,647
Shares of common stock reserved for issuance for:
Total shares of common stock issued and reserved for issuance (in shares)	229,878,000	229,640,000	157,707,000
Warrants
Shares of common stock reserved for issuance for:
Shares of common stock reserved for issuance (in shares)	199,000	199,000	2,247,000
Stock options
Shares of common stock reserved for issuance for:
Shares of common stock reserved for issuance (in shares)	16,202,000	15,703,000	10,147,000
RSU
Shares of common stock reserved for issuance for:
Shares of common stock reserved for issuance (in shares)	4,695,000	3,041,000	0
Shares available for grant under 2014 Stock Incentive Plan
Shares of common stock reserved for issuance for:
Shares of common stock reserved for issuance (in shares)	3,725,000	8,933,000	4,863,000
Shares available for sale under 2014 Employee Stock Purchase Plan
Shares of common stock reserved for issuance for:
Shares of common stock reserved for issuance (in shares)	2,300,000	2,300,000	0